STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

June 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 4.5%
Asset-Backed Certificates - .0%
Carrington Mortgage Loan Trust, Ser. 2006-NC5, Cl. A2, 1 Month LIBOR +.11%	0.20	1/25/2037	9,791	[a]	9,779
Banks - 2.2%
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	1,000,000		1,025,869
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	1,000,000		1,065,752
				2,091,621
Health Care - 2.3%
SSM Health Care, Sr. Unscd. Notes, Ser. 2018	3.69	6/1/2023	2,145,000		2,251,808
Total Bonds and Notes (cost $4,152,774)			4,353,208

Long-Term Municipal Investments - 94.2%
Arizona - 1.9%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	4.80	7/1/2028	1,600,000	[b]	1,843,986
Arkansas - 2.2%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2025	1,835,000		2,109,547
California - 1.9%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2027	1,100,000		1,273,024
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	525,000	[b]	603,703
				1,876,727
Colorado - 2.6%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2029	1,000,000		1,293,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 94.2% (continued)
Colorado - 2.6% (continued)
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,000,000	1,179,710
				2,473,521
Connecticut - 1.2%
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2033	1,000,000	1,134,060
Florida - 5.2%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. B2	3.00	11/15/2023	1,250,000	1,252,030
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2026	1,000,000	1,189,032
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,113,138
Reedy Creek Improvement District, GO, Refunding, Ser. A	1.87	6/1/2026	1,435,000	1,493,317
				5,047,517
Georgia - 7.1%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,207,836
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2030	1,145,000	1,442,130
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.81	9/1/2023	1,000,000	[a,c] 1,005,173
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	1,750,000	[c] 2,024,197
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2029	1,000,000	1,163,679
				6,843,015
Hawaii - 1.3%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,267,915
Illinois - 13.4%
Chicago Il Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,108,941
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000	1,156,317
Chicago Il Waterworks, Revenue Bonds (2nd LIEN Project)	5.00	11/1/2026	1,000,000	1,145,299
Chicago O'Hare International Airport, Revenue Bonds	5.25	1/1/2024	1,000,000	1,067,976

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 94.2% (continued)
Illinois - 13.4% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	750,000		887,861
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2028	1,000,000		1,091,818
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	1,000,000		1,245,520
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2026	1,000,000		1,171,363
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2031	1,000,000		1,189,921
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2027	1,000,000		1,198,268
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	5.00	4/1/2027	550,000		669,613
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	750,000		961,766
				12,894,663
Iowa - .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	500,000		510,472
Kansas - .4%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	400,000		411,623
Kentucky - 1.3%
Louisville County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	[c]	1,221,175
Maryland - 1.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2032	1,000,000		1,225,121
Massachusetts - 4.7%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,000,000		1,234,719
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,000,000		1,199,942

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 94.2% (continued)
Massachusetts - 4.7% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,200,000		1,439,930
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	500,000		639,232
				4,513,823
Minnesota - .9%
Duluth Independent School District No. 709, COP, Refunding, Ser. B	5.00	2/1/2024	800,000		885,935
Missouri - 1.3%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2027	1,000,000		1,205,011
Multi-State - 1.4%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,195,000	[b]	1,324,566
New Jersey - 6.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2023	1,000,000		1,090,994
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2026	1,000,000		1,169,485
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 2015-1A	5.00	12/1/2024	1,000,000		1,148,573
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2029	1,120,000		1,422,526
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2032	500,000		654,151
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	355,000		364,069
				5,849,798
New York - 9.8%
New York City, GO, Ser. C	5.00	8/1/2032	400,000		529,468
New York City, GO, Ser. D2	3.86	12/1/2028	2,000,000		2,316,726
New York State Dormitory Authority, Revenue Bonds, Refunding (Garnet Health Medical Center Obligated Group)	5.00	12/1/2027	800,000	[b]	990,877

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 94.2% (continued)
New York - 9.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000		1,278,148
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. B	2.67	3/15/2023	1,000,000		1,038,424
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	1,000,000	[b]	1,056,257
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	1,000,000		1,214,243
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2022	1,000,000		1,034,891
				9,459,034
Oklahoma - 1.9%
Oklahoma Development Finance Authority, Revenue Bonds (Gilcrease Developers)	1.63	7/6/2023	1,000,000		1,007,951
Oklahoma Municipal Power Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2028	650,000		816,240
				1,824,191
Oregon - .7%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2029	500,000		653,696
Pennsylvania - 11.0%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2028	1,000,000		1,264,812
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,500,000	[c]	1,631,212
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000		1,178,765
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. AX	5.00	6/15/2028	500,000		635,629
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,000,000		1,007,503

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 94.2% (continued)
Pennsylvania - 11.0% (continued)
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,239,179
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2030	750,000	983,180
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2026	600,000	724,582
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	500,000	669,440
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	1,000,000	1,250,424
				10,584,726
Rhode Island - 2.7%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2025	1,250,000	1,472,291
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	1,000,000	1,176,589
				2,648,880
Tennessee - 1.9%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,120,000	1,344,045
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	500,000	[c] 530,910
				1,874,955
Texas - 8.8%
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2027	1,250,000	1,486,503
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	1,175,000	1,352,508
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2032	500,000	605,645
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	1,000,000	1,174,835
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	750,000	841,218
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2027	1,000,000	1,181,522
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[b] 1,058,128

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 94.2% (continued)
Texas - 8.8% (continued)
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	610,000	819,551
				8,519,910
Virginia - 1.1%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,000,000	1,023,395
Washington - 1.6%
Port of Seattle, Revenue Bonds	5.00	4/1/2027	1,000,000	1,227,491
Spokane Water & Wastewater, Revenue Bonds (Green Bond)	4.00	12/1/2031	250,000	279,234
				1,506,725
Total Long-Term Municipal Investments (cost $84,514,803)			90,733,987
Total Investments (cost $88,667,577)			98.7%	95,087,195
Cash and Receivables (Net)			1.3%	1,266,037
Net Assets			100.0%	96,353,232

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $6,877,517 or 7.14% of net assets.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed Securities	-	9,779	-	9,779
Corporate Bonds	-	4,343,429	-	4,343,429
Municipal Securities	-	90,733,987	-	90,733,987

†  See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2021, accumulated net unrealized appreciation on investments was $6,419,618, consisting of $6,424,547 gross unrealized appreciation and $4,929 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.